Employee benefit plans - Reconciliation of Changes in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 240,858	¥ 233,885
Service cost	8,253	7,800	¥ 8,438
Interest cost	2,092	3,090	3,441
Actuarial gain	13,121	6,106
Benefits paid	(10,528)	(10,070)
Acquisition, divestitures and other	(504)	47
Projected benefit obligation at end of year	253,292	240,858	233,885
Change in plan assets:
Fair value of plan assets at beginning of year	233,837	220,873
Actual return on plan assets	2,540	15,660
Employer contributions	4,559	5,914
Benefits paid	(8,909)	(8,610)
Fair value of plan assets at end of year	232,027	233,837	¥ 220,873
Funded status at end of year	(21,265)	(7,021)
Amounts recognized in the consolidated balance sheets	¥ (21,265)	¥ (7,021)